Segment Information (Contributions of Profitability Information For Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	$ 40,932	$ 54,074	$ 64,783
Profit (loss)	3,144	6,810	9,465
Loss before income taxes	(6,866)	(1,663)	(979)
Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	(670)	(1,133)	(670)
Injection Molded Plastic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	19,918	27,775	29,898
Profit (loss)	(4,517)	(1,784)	(1,007)
Injection Molded Plastic Parts [Member] | Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	580	1,050	1,560
Electronic Products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	21,684	26,740	35,371
Profit (loss)	(1,938)	570	984
Electronic Products [Member] | Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	90	83	22
Metallic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales		692	1,096
Profit (loss)	(411)	(449)	(956)
Metallic Parts [Member] | Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales
Segment Total [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	41,602	55,207	66,365
Profit (loss)	$ (6,866)	$ (1,663)	$ (979)